Reserves for Losses and Loss Adjustment Expenses - Schedule of Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of period			$ 2,607.1	$ 3,134.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ (1,348.1)	$ (1,244.7)	(1,348.1)	(1,244.7)	$ (1,195.6)	$ (1,255.6)
Net reserves for losses and loss adjustment expenses, beginning of period			1,411.5	1,878.7
Current year	325.3	207.5	552.2	677.5
Prior years	(32.7)	89.2	(35.8)	48.4
Total incurred	292.6	296.7	516.4	725.9
Current year			(23.2)	(191.2)
Prior years			(368.4)	(1,149.9)
Total paid			(391.6)	(1,341.1)
Foreign exchange			(10.0)	27.3
Net reserves for losses and loss adjustment expenses, end of period	1,526.3	1,290.8	1,526.3	1,290.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,348.1	1,244.7	1,348.1	1,244.7	$ 1,195.6	$ 1,255.6
Reserves for losses and loss adjustment expenses, end of period	$ 2,874.4	$ 2,535.5	$ 2,874.4	$ 2,535.5